income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Reconciliation of temporary differences
Balance at beginning of period	$ 3,143	$ 2,936
Deferred income tax expense recognized in Net income	115	74
Deferred income tax expense recognized in Other comprehensive income	(78)	113
Deferred income taxes charged directly to owners' equity and other	71	20
Balance at end of period	3,198	3,143
Deferred tax assets and liabilities
Deferred tax liabilities	3,204	3,148	$ 3,095	$ 2,941
Deferred tax assets	6	5		$ 5
As previously reported
Reconciliation of temporary differences
Balance at beginning of period	3,143
Balance at end of period		3,143
IFRS 16 effects
Reconciliation of temporary differences
Balance at beginning of period	(53)
Balance at end of period		(53)
Deferred tax assets and liabilities
Deferred tax liabilities			$ (53)
As adjusted
Reconciliation of temporary differences
Adjusted balance	3,090
Property, plant, and equipment owned and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	1,204	1,221
Deferred income tax expense recognized in Net income	332	(11)
Deferred income taxes charged directly to owners' equity and other	70	(6)
Balance at end of period	1,606	1,204
Property, plant, and equipment owned and intangible assets subject to amortization | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	1,204
Balance at end of period		1,204
Property, plant, and equipment owned and intangible assets subject to amortization | As adjusted
Reconciliation of temporary differences
Adjusted balance	1,204
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,718	1,561
Deferred income tax expense recognized in Net income	(110)	78
Deferred income taxes charged directly to owners' equity and other		79
Balance at end of period	1,608	1,718
Intangible assets with indefinite lives | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	1,718
Balance at end of period		1,718
Intangible assets with indefinite lives | As adjusted
Reconciliation of temporary differences
Adjusted balance	1,718
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	(1)
Deferred income tax expense recognized in Net income	6	(1)
Balance at end of period	(77)	(1)
Property plant and equipment (leased), net of lease liabilities | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	(1)
Balance at end of period		(1)
Property plant and equipment (leased), net of lease liabilities | IFRS 16 effects
Reconciliation of temporary differences
Balance at beginning of period	(82)
Balance at end of period		(82)
Property plant and equipment (leased), net of lease liabilities | As adjusted
Reconciliation of temporary differences
Adjusted balance	(83)
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	496	441
Deferred income tax expense recognized in Net income	(78)	55
Balance at end of period	418	496
Contract assets and liabilities | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	496
Balance at end of period		496
Contract assets and liabilities | As adjusted
Reconciliation of temporary differences
Adjusted balance	496
Net pension and share-based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	(21)	(120)
Deferred income tax expense recognized in Net income	(9)	(20)
Deferred income tax expense recognized in Other comprehensive income	(110)	119
Balance at end of period	(140)	(21)
Net pension and share-based compensation amounts | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	(21)
Balance at end of period		(21)
Net pension and share-based compensation amounts | As adjusted
Reconciliation of temporary differences
Adjusted balance	(21)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(204)	(140)
Deferred income tax expense recognized in Net income	(23)	(10)
Deferred income taxes charged directly to owners' equity and other		(54)
Balance at end of period	(212)	(204)
Provisions not currently deductible | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	(204)
Balance at end of period		(204)
Provisions not currently deductible | IFRS 16 effects
Reconciliation of temporary differences
Balance at beginning of period	15
Balance at end of period		15
Provisions not currently deductible | As adjusted
Reconciliation of temporary differences
Adjusted balance	(189)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(6)	(7)
Deferred income tax expense recognized in Net income	(5)	1
Balance at end of period	(11)	(6)
Losses available to be carried forward | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	(6)
Balance at end of period		(6)
Losses available to be carried forward | As adjusted
Reconciliation of temporary differences
Adjusted balance	(6)
Other
Reconciliation of temporary differences
Balance at beginning of period	(43)	(20)
Deferred income tax expense recognized in Net income	2	(18)
Deferred income tax expense recognized in Other comprehensive income	32	(6)
Deferred income taxes charged directly to owners' equity and other	1	1
Balance at end of period	6	(43)
Other | As previously reported
Reconciliation of temporary differences
Balance at beginning of period	(43)
Balance at end of period		(43)
Other | IFRS 16 effects
Reconciliation of temporary differences
Balance at beginning of period	14
Balance at end of period		$ 14
Other | As adjusted
Reconciliation of temporary differences
Adjusted balance	$ (29)